Interest in Subsidiaries (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of interests in subsidiaries [text block] [Abstract]
Schedule of following table lists the entities which are controlled by the group
Company Name	Held by	Country of incorporation	% holding 2022	% holding 2021
Cartrack Holdings Proprietary Limited[4]	Karooooo Ltd	South Africa	100.0	68.1
Carzuka.com Pte Ltd	Karooooo Ltd	Singapore	100.0	100.0
Karooooo Management Company Pte. Ltd.	Karooooo Ltd	Singapore	100.0	–
Karooooo Software Pte. Ltd.	Karooooo Ltd	Singapore	100.0	–
Karooooo Proprietary Ltd	Karooooo Ltd	South Africa	100.0	–
Carzuka Pte Ltd	Carzuka.com Pte Ltd	Singapore	100.0	100.0
Karooooo Technologies Proprietary Limited[2]	Karooooo Proprietary Ltd	South Africa	100.0	100.0
Cartrack Management Services Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Cartrack Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Cartrack Manufacturing Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Cartrack Insurance Agency Proprietary Limited[3]	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Cartrack Namibia Proprietary Limited	Cartrack Holdings Proprietary Limited	Namibia	100.0	100.0
Cartrack Technologies Pte. Limited	Cartrack Holdings Proprietary Limited	Singapore	100.0	100.0
Carzuka Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Purple rain Properties No.444 Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	–
Picup Technologies Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	70.1	–
Cartrack Telematics Proprietary Limited	Cartrack Proprietary Limited	South Africa	49.0	49.0
Veraspan Proprietary Limited	Cartrack Proprietary Limited	South Africa	100.0	100.0
Karu Holdings Proprietary Limited	Cartrack Proprietary Limited	South Africa	100.0	100.0
Combined Telematics Services Proprietary Limited[1]	Cartrack Proprietary Limited	South Africa	49.0	49.0
Zonke Bonke Telecoms Proprietary Limited[1]	Cartrack Proprietary Limited	South Africa	100.0	100.0
Cartrack Tanzania Limited	Cartrack Technologies Pte. Limited	Tanzania	100.0	100.0
Retriever Limited	Cartrack Technologies Pte. Limited	Kenya	100.0	100.0
Cartrack Engineering Technologies Limited	Cartrack Technologies Pte. Limited	Nigeria	100.0	100.0
PT. Cartrack Technologies Indonesia	Cartrack Technologies Pte. Limited	Indonesia	100.0	100.0

Company Name	Held by	Country of incorporation	% holding 2022	% holding 2021
Cartrack Investments UK Limited	Cartrack Technologies Pte. Limited	United Kingdom	100.0	100.0
Cartrack Technologies (China) Limited	Cartrack Technologies Pte. Limited	Hong Kong	100.0	100.0
Cartrack Malaysia SDN.BHD	Cartrack Technologies Pte. Limited	Malaysia	100.0	100.0
Cartrack Technologies LLC	Cartrack Technologies Pte. Limited	U.A.E	100.0	100.0
Cartrack Technologies PHL.INC.	Cartrack Technologies Pte. Limited	Philippines	100.0	51.0
Cartrack Technologies South East Asia Pte. Limited	Cartrack Technologies Pte. Limited	Singapore	100.0	100.0
Cartrack Ireland Limited	Cartrack Technologies Pte. Limited	Republic of Ireland	100.0	100.0
Cartrack Technologies (Thailand) Company Limited	Cartrack Technologies Pte. Limited	Thailand	100.0	100.0
Cartrack New Zealand Limited	Cartrack Technologies Pte. Limited	New Zealand	51.0	51.0
Cartrack (Australia) Proprietary Limited	Cartrack Technologies Pte. Limited	Australia	100.0	100.0
Cartrack Technologies Zambia Limited[1]	Cartrack Technologies Pte. Limited	Zambia	100.0	100.0
Cartrack (Mauritius) Ltd[1]	Cartrack Technologies Pte. Limited	Mauritius	100.0	100.0
Cartrack Vietnam Limited Liability Company[1]	Cartrack Technologies Pte. Limited	Vietnam	100.0	100.0
Cartrack INC.	Cartrack Ireland Limited	U.S.A	100.0	100.0
Cartrack Polska.Sp.zo.o	Cartrack Ireland Limited	Poland	90.9	90.9
Cartrack Portugal S.A.	Cartrack Ireland Limited	Portugal	100.0	100.0
Cartrack Espana. S.L.U.	Cartrack Ireland Limited	Spain	100.0	100.0
Karu.Com. Unipessoal. Lda	Cartrack Portugal S.A.	Portugal	100.0	100.0
Cartrack France SAS	Cartrack Portugal S.A.	France	100.0	–
Cartrack Limitada	Cartrack Technologies LLC	Mozambique	50.0	50.0
Auto Club LDA	Cartrack Technologies LLC	Mozambique	80.0	80.0